iShares
®
U.S. Technology ETF
Schedule of Investments
(unaudited)
July 31, 2024
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Communications Equipment  — 0.1%
F5, Inc.
(a)(b)
............................. 100,784 $ 20,523,654
a
Consumer Staples Distribution & Retail  — 0.0%
Maplebear, Inc.
(a)(b)
........................ 296,874 10,239,184
a
Electrical Equipment  — 0.3%
Vertiv Holdings Co., Class A ................. 617,749 48,616,846
a
Electronic Equipment, Instruments & Components  — 1.7%
Amphenol Corp., Class A ................... 2,038,713 131,007,697
Arrow Electronics, Inc.
(a)(b)
................... 92,870 11,487,090
Avnet, Inc. ............................. 154,885 8,326,618
CDW Corp. ............................. 231,813 50,560,734
Coherent Corp.
(a)(b)
........................ 228,071 15,891,987
Corning, Inc. ............................ 1,322,556 52,915,466
IPG Photonics Corp.
(a)
..................... 48,996 3,939,278
Jabil, Inc. .............................. 204,200 23,007,214
TD SYNNEX Corp. ........................ 130,018 15,494,245
312,630,329
a
Financial Services  — 0.1%
Toast, Inc., Class A
(a)(b)
..................... 765,246 20,018,835
a
Hotels, Restaurants & Leisure  — 0.4%
DoorDash, Inc., Class A
(a)(b)
.................. 598,544 66,270,792
a
Interactive Media & Services  — 8.5%
Alphabet, Inc. , Class A ..................... 2,716,564 465,999,388
Alphabet, Inc., Class C, NVS ................. 2,276,353 394,150,522
IAC, Inc.
(a)(b)
............................ 128,320 6,776,579
Match Group, Inc.
(a)(b)
...................... 456,696 17,418,385
Meta Platforms, Inc., Class A ................. 1,400,243 664,877,384
Pinterest, Inc., Class A
(a)
.................... 1,021,678 32,642,612
Trump Media & Technology Group Corp.
(a)(b)
....... 99,448 2,858,136
ZoomInfo Technologies, Inc.
(a)
................ 538,336 6,115,497
1,590,838,503
a
IT Services  — 4.2%
Akamai Technologies, Inc.
(a)
.................. 259,745 25,527,739
Amdocs Ltd. ............................ 197,607 17,284,684
Cloudflare, Inc., Class A
(a)
................... 517,414 40,099,585
Cognizant Technology Solutions Corp., Class A ..... 858,861 64,998,600
DXC Technology Co.
(a)(b)
.................... 316,575 6,439,136
EPAM Systems, Inc.
(a)
...................... 95,855 20,621,286
Gartner, Inc.
(a)
........................... 130,050 65,179,759
Globant SA
(a)(b)
.......................... 72,539 14,124,069
GoDaddy, Inc., Class A
(a)
.................... 243,945 35,481,800
International Business Machines Corp. .......... 1,583,648 304,282,127
Kyndryl Holdings, Inc.
(a)
..................... 392,207 10,538,602
MongoDB, Inc., Class A
(a)(b)
.................. 117,513 29,655,581
Okta, Inc., Class A
(a)
....................... 266,645 25,048,631
Snowflake, Inc., Class A
(a)(b)
.................. 545,568 71,131,156
Twilio, Inc., Class A
(a)
...................... 300,486 17,767,737
VeriSign, Inc.
(a)
.......................... 149,666 27,989,039
776,169,531
a
Professional Services  — 0.8%
CACI International, Inc., Class A
(a)(b)
............ 38,080 17,573,158
Clarivate PLC
(a)(b)
......................... 704,167 4,746,086
Concentrix Corp. ......................... 81,928 5,775,924
Dayforce, Inc.
(a)(b)
......................... 255,671 15,156,177
Dun & Bradstreet Holdings, Inc. ............... 521,737 5,676,498
KBR, Inc. .............................. 229,595 15,288,731
Leidos Holdings, Inc. ...................... 232,594 33,586,574
Security Shares Value
a
Professional Services (continued)
Parsons Corp.
(a)(b)
......................... 78,921 $ 7,211,012
Paycom Software, Inc. ..................... 87,837 14,650,333
Paycor HCM, Inc.
(a)(b)
...................... 125,202 1,553,757
Science Applications International Corp. ......... 88,158 10,966,855
SS&C Technologies Holdings, Inc. ............. 370,786 27,048,839
159,233,944
a
Semiconductors & Semiconductor Equipment  — 32.3%
Advanced Micro Devices, Inc.
(a)(b)
.............. 2,778,929 401,499,662
Allegro MicroSystems, Inc.
(a)
................. 129,756 3,119,334
Amkor Technology, Inc. ..................... 194,478 6,351,651
Analog Devices, Inc. ....................... 855,324 197,904,867
Applied Materials, Inc. ..................... 1,436,194 304,760,367
Astera Labs, Inc.
(a)(b)
....................... 38,007 1,666,227
Broadcom, Inc. .......................... 3,542,741 569,247,624
Cirrus Logic, Inc.
(a)
........................ 92,740 12,100,715
Entegris, Inc. ............................ 259,793 30,730,914
GlobalFoundries, Inc.
(a)(b)
.................... 169,636 8,653,132
Intel Corp. ............................. 7,356,165 226,128,512
KLA Corp. .............................. 232,495 191,359,660
Lam Research Corp. ...................... 225,476 207,717,510
Lattice Semiconductor Corp.
(a)(b)
............... 234,932 12,451,396
MACOM Technology Solutions Holdings, Inc.
(a)(b)
.... 96,240 9,712,541
Marvell Technology, Inc. .................... 1,478,917 99,057,861
Microchip Technology, Inc. ................... 914,995 81,233,256
Micron Technology, Inc. ..................... 1,902,880 208,974,282
Monolithic Power Systems, Inc. ............... 81,043 69,947,403
NVIDIA Corp. ........................... 21,599,192 2,527,537,448
ON Semiconductor Corp.
(a)(b)
................. 740,775 57,965,644
Onto Innovation, Inc.
(a)
..................... 84,483 16,161,598
Qorvo, Inc.
(a)
............................ 166,181 19,908,484
QUALCOMM, Inc. ........................ 1,927,760 348,828,172
Skyworks Solutions, Inc. .................... 277,122 31,486,602
Teradyne, Inc. ........................... 264,061 34,634,241
Texas Instruments, Inc. ..................... 1,571,255 320,237,481
Universal Display Corp. .................... 80,484 17,917,348
Wolfspeed, Inc.
(a)(b)
........................ 214,716 4,047,396
6,021,341,328
a
Software  — 34.0%
Adobe, Inc.
(a)
............................ 773,328 426,606,391
ANSYS, Inc.
(a)
........................... 150,531 47,211,038
Appfolio, Inc., Class A
(a)
.................... 37,930 8,400,736
AppLovin Corp., Class A
(a)(b)
.................. 452,560 34,892,376
Aspen Technology, Inc.
(a)(b)
................... 46,389 8,718,813
Atlassian Corp., Class A
(a)
................... 270,813 47,817,451
Autodesk, Inc.
(a)
.......................... 371,804 92,028,926
Bentley Systems, Inc., Class B
(b)
............... 241,754 11,783,090
Cadence Design Systems, Inc.
(a)
.............. 470,442 125,918,506
CCC Intelligent Solutions Holdings, Inc.
(a)
......... 769,006 7,890,002
Confluent, Inc., Class A
(a) (b)
.................. 417,028 10,434,041
Crowdstrike Holdings, Inc., Class A
(a)(b)
.......... 376,519 87,337,347
Datadog, Inc., Class A
(a)(b)
................... 515,806 60,060,451
DocuSign, Inc.
(a)
......................... 350,529 19,447,349
Dolby Laboratories, Inc., Class A .............. 100,842 7,942,316
DoubleVerify Holdings, Inc.
(a)
................. 249,990 5,279,789
Dropbox, Inc., Class A
(a)
.................... 428,946 10,260,388
Dynatrace, Inc.
(a)
......................... 448,991 19,719,685
Elastic NV
(a)(b)
........................... 140,359 15,393,172
Five9, Inc.
(a)(b)
........................... 126,430 5,632,456
Fortinet, Inc.
(a)
........................... 1,089,153 63,214,440
Gen Digital, Inc. .......................... 970,993 25,236,108
Gitlab, Inc., Class A
(a)(b)
..................... 204,395 10,471,156
Guidewire Software, Inc.
(a)(b)
.................. 141,192 21,188,683

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
U.S. Technology ETF
(Percentages shown are based on Net Assets)
2
Security Shares Value
a
Software (continued)
HashiCorp, Inc., Class A
(a)(b)
.................. 165,947 $ 5,600,711
HubSpot, Inc.
(a)
.......................... 84,315 41,907,084
Informatica, Inc., Class A
(a)(b)
................. 110,166 2,637,374
Intuit, Inc. .............................. 471,360 305,134,896
Manhattan Associates, Inc.
(a)
................. 105,655 26,982,174
Microsoft Corp. .......................... 6,743,111 2,820,980,487
MicroStrategy, Inc., Class A
(a)(b)
................ 27,030 43,638,313
nCino, Inc.
(a)
............................ 142,365 4,663,877
Nutanix, Inc., Class A
(a)
..................... 418,956 21,161,468
Oracle Corp. ............................ 2,711,504 378,119,233
Palantir Technologies, Inc., Class A
(a)
........... 3,471,853 93,358,127
Palo Alto Networks, Inc.
(a)(b)
.................. 531,548 172,609,582
Pegasystems, Inc.
(b)
....................... 76,898 5,361,329
Procore Technologies, Inc.
(a)(b)
................ 181,622 12,900,611
PTC, Inc.
(a)
............................. 204,248 36,325,507
RingCentral, Inc., Class A
(a)
.................. 136,900 4,798,345
Roper Technologies, Inc. .................... 184,275 100,383,806
Salesforce, Inc. .......................... 1,618,667 418,911,020
SentinelOne, Inc., Class A
(a)(b)
................ 392,736 8,993,654
ServiceNow, Inc.
(a)
........................ 354,439 288,651,577
Smartsheet, Inc., Class A
(a)
.................. 218,721 10,489,859
Synopsys, Inc.
(a)
......................... 262,651 146,643,306
Teradata Corp.
(a)
......................... 167,402 5,427,173
Tyler Technologies, Inc.
(a)
................... 73,153 41,558,951
UiPath, Inc., Class A
(a)(b)
.................... 671,199 8,168,492
Unity Software, Inc.
(a)(b)
..................... 513,106 8,394,414
Workday, Inc., Class A
(a)
.................... 365,236 82,952,400
Zoom Video Communications, Inc., Class A
(a)
...... 430,025 25,973,510
Zscaler, Inc.
(a)(b)
.......................... 157,952 28,328,691
6,323,940,681
a
Security Shares Value
a
Technology Hardware, Storage & Peripherals  — 17.5%
Apple, Inc. ............................. 13,229,174 $ 2,937,934,962
Dell Technologies, Inc., Class C ............... 427,463 48,593,994
Hewlett Packard Enterprise Co. ............... 2,238,865 44,575,802
HP, Inc. ............................... 1,687,654 60,907,433
NetApp, Inc. ............................ 355,516 45,143,422
Pure Storage, Inc., Class A
(a)
................. 500,302 29,983,099
Super Micro Computer, Inc.
(a)
................. 85,500 59,991,075
Western Digital Corp.
(a)
..................... 562,966 37,746,870
3,264,876,657
a
Total Long-Term Investments — 99.9%
(Cost: $14,049,276,550) .............................. 18,614,700,284
a
Short-Term Securities
Money Market Funds  —  1.6%
BlackRock Cash Funds: Institutional, SL Agency
Shares, 5.45%
(c)(d)(e)
...................... 282,318,321 282,431,248
BlackRock Cash Funds: Treasury, SL Agency Shares,
5.29%
(c)(d)
............................ 11,911,551 11,911,551
a
Total Short-Term Securities — 1.6%
(Cost: $294,274,088) ................................ 294,342,799
Total Investments — 101.5%
(Cost: $14,343,550,638) .............................. 18,909,043,083
Liabilities in Excess of Other Assets — (1.5)% ............... (285,683,498)
Net Assets — 100.0% ................................. $ 18,623,359,585
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Affiliated Issuer
Value at
04/30/24
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/24
  Shares Held
at 07/31/24 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 153,332,193  $ 129,087,825
(a)
$ —  $ (17,002) $ 28,232  $ 282,431,248  282,318,321  $ 146,561
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency
Shares ...... 25,812,904  —  (13,901,353)
(a)
—  —  11,911,551  11,911,551  398,496  —
$ (17,002) $ 28,232
$ 294,342,799
$ 545,057  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

iShares
®
U.S. Technology ETF
Schedule of Investments
(unaudited) (continued)
July 31, 2024
3
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Technology Select Sector Index ...................................................... 23 09/20/24 $ 5,109 $ (219,959)
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 18,614,700,284  $ —  $ —  $ 18,614,700,284
Short-Term Securities
Money Market Funds ...................................... 294,342,799  —  —  294,342,799
$ 18,909,043,083  $ —  $ —  $ 18,909,043,083
Derivative Financial Instruments
(a)
Liabilities
Equity Contracts ........................................... $ (219,959) $ —  $ —  $ (219,959)
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS Non-Voting Shares